STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	€ 935	€ 1,228	€ 1,543
Property, plant and equipment	3,282	3,721	4,261
Other non-current assets	1,706	3,135	2,374
Total non-current assets	5,923	8,084	8,178
Current assets
Inventories	320	387	410
Trade receivables	48	4	6
Tax receivables	9,028	9,833	9,434
Other current assets	17,914	2,811	5,092
Cash and cash equivalents	105,687	35,840	56,692
Total current assets	132,997	48,875	71,634
TOTAL ASSETS	138,920	56,960	79,812
Shareholders' equity
Share capital	386	268	223
Premiums related to share capital	139,668	86,012	77,460
Reserves	4,777	(14,670)	16,927
Net loss for the period	(33,619)	(30,218)	(33,014)
Total Shareholders' equity	111,211	41,392	61,596
Non-current liabilities
Long-term debt	10,037	2	74
Long-term provisions	2,377	574	358
Provisions for retirement benefit obligations	1,385	1,127	1,029
Long-term contract liabilities			1,673
Total non-current liabilities	13,800	1,703	3,134
Current liabilities
Short-term debt	18	113	151
Trade payables	6,923	7,491	8,372
Short-term provisions	130	1,264	1,140
Short-term contract liabilities			548
Other current liabilities	6,838	4,998	4,871
Total current liabilities	13,908	13,865	15,082
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 138,920	€ 56,960	€ 79,812